Investment Objectives and Goals - FT Vest U.S. Equity Deep Buffer ETF - August	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Deep Buffer ETF – August (DAUG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Deep Buffer ETF – August (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 13.77% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30%, over the period from August 24, 2026 through August 20, 2027.